Flat Rock Core Income Fund
Consolidated Schedule of Investments
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 48.16% P ri nc i p al Amo u nt F air V alu e
ABPCI Direct Lending Fund ABS II, LLC, Series 2022-2A, Class B,
4.99%, 3/1/2032 $ 5,692,784 $ 5,277,542
ABPCI Direct Lending Fund CLO II, LLC, Series 2017-1A, Class ERR,
11.17%, 7/20/2037 (3M US SOFR + 750 bps)
(c)
2,600,000 2,563,398
ABPCI Direct Lending Fund CLO V Ltd., Series 2019-5A, Class D,
11.80%, 1/20/2036 (3M US SOFR + 813 bps)
(c)
5,250,000 5,278,174
Barings Middle Market CLO Ltd., Series 2023-IIA, Class DR, 10.67%,
7/20/2034 (3M US SOFR + 700 bps)
(c)
4,300,000 4,232,032
BCC Middle Market CLO, LLC, Series 2023-2A, Class ER, 10.70%,
10/21/2035 (3M US SOFR + 700 bps)
(c)
6,000,000 5,917,217
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class ER, 11.17%,
10/20/2037 (3M US SOFR + 750 bps)
(c)
500,000 492,756
Blackrock Mt. Lassen CLO XV, LLC, Series 2025-1I, Class E, 11.92%,
7/15/2037 (3M US SOFR + 825 bps)
(c)
4,000,000 4,017,800
Blackrock Shasta CLO XIV, LLC, Series 2024-2A, Class E, 11.17%,
7/15/2036 (3M US SOFR + 750 bps)
(c)(d)
4,000,000 3,954,790
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class ER, 11.15%,
10/15/2035 (3M US SOFR + 725 bps)
(c)
2,000,000 1,972,275
Brightwood Capital MM CLO Ltd., Series 2024-2A, Class D, 9.42%,
4/15/2036 (3M US SOFR + 575 bps)
(c)
5,000,000 4,984,837
Eldridge MMPC CLO Ltd., Series 2026-1A, Class ER, 10.37%, 1/15/2037
(3M US SOFR + 675 bps)
(c)
4,000,000 4,000,000
Eldridge MMPC CLO Ltd., Series 2025-2A, Class E, 10.58%, 1/15/2038
(3M US SOFR + 690 bps)
(c)
6,000,000 5,914,396
Fortress Credit Opportunities XIX CLO, LLC, Series 2022-19A, Class ER,
11.67%, 10/15/2036 (3M US SOFR + 800 bps)
(c)
7,500,000 7,405,411
Fortress Credit Opportunities XXI CLO, LLC, Series 2023-21A, Class ER,
10.92%, 1/21/2037 (3M US SOFR + 725 bps)
(c)
10,000,000 9,869,442
Great Lakes CLO Ltd., Series 2014-1A, Class FR, 13.93%, 10/15/2029
(3M US SOFR + 1026 bps)
(c)
3,000,000 3,017,741
Great Lakes CLO Ltd., Series 2019-1A, Class ERR, 11.17%, 4/15/2037
(3M US SOFR + 750 bps)
(c)
5,000,000 4,933,734
Ivy Hill Middle Market Credit Fund VII Ltd., Series 7A, Class ER3,
11.02%, 10/15/2036 (3M US SOFR + 735 bps)
(c)
6,000,000 5,963,456
Jefferies Credit Partners DL CLO Ltd., Series 2024-1A, Class E, 11.92%,
7/25/2036 (3M US SOFR + 825 bps)
(c)
2,000,000 1,977,756
Maranon Loan Funding Ltd., Series 2021-3A, Class ER, 11.49%,
10/15/2036 (3M US SOFR + 782 bps)
(c)
5,050,000 4,982,591
Maranon Loan Funding Ltd., Series 2023-1A, Class ER, 11.42%, 7/15/2037
(3M US SOFR + 775 bps)
(c)
4,800,000 4,734,849
Maranon Loan Funding Ltd., Series 2025-1A, Class E, 10.84%, 10/15/2037
(3M US SOFR + 700 bps)
(c)
4,000,000 3,944,887
MCF CLO IV, LLC, Series 2014-1A, Class ER3, 10.42%, 10/16/2037 (3M
US SOFR + 675 bps)
(c)
5,000,000 4,926,791
MCF CLO VII, LLC, Series 2017-3A, Class ER2, 10.67%, 7/20/2037 (3M
US SOFR + 700 bps)
(c)
3,300,000 3,253,477

Flat Rock Core Income Fund
Consolidated Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
COLLATERALIZED LOAN OBLIGATIONS DEBT
(a)(b)
— 48.16%
- continued P ri nc i p al Amo u nt F air V alu e
Monroe Capital ABS Funding II LP, Series 2025-1A, Class C, 9.65%,
1/7/2036 (3M US SOFR + 600 bps)
(c)
$ 9,250,000 $ 9,250,000
Monroe Capital MML CLO VIII Ltd., Series 2019-1A, Class ER, 12.29%,
11/22/2033 (3M US SOFR + 862 bps)
(c)
6,250,000 6,180,105
Monroe Capital MML CLO X Ltd., Series 2020-1A, Class ER2, 11.41%,
8/20/2037 (3M US SOFR + 775 bps)
(c)
6,000,000 5,920,343
Mount Logan Funding LP, Series 2018-1A, Class ER, 12.39%, 1/22/2033
(3M US SOFR + 872 bps)
(c)
6,500,000 6,428,650
PennantPark CLO V Ltd., Series 2022-5A, Class ER, 11.62%, 10/15/2033
(3M US SOFR + 795 bps)
(c)
4,000,000 3,948,461
THL Credit Lake Shore MM CLO I Ltd., Series 2019-1A, Class ER,
12.90%, 4/15/2033 (3M US SOFR + 923 bps)
(c)
5,000,000 4,951,901
Woodmont Trust, Series 2022-9A, ER, 11.44%, 10/25/2036 (3M US SOFR
+ 777 bps)
(c)
2,000,000 2,002,500
TOTAL COLLATERALIZED LOAN OBLIGATIONS DEBT
(Cost $143,846,976) 142,297,312
COLLATERALIZED LOAN OBLIGATIONS EQUITY
(a)(b)(e)
— 5.87%
Barings Middle Market CLO Ltd., Series 2021-1A, Subordinated Notes,
17.89%, 7/20/2033 6,300,000 5,072,411
BlackRock Elbert CLO V, LLC, Series 5I, Subordinated Notes, 0.00%,
6/15/2034 2,000,000 555,406
BlackRock Maroon Bells CLO XI, LLC, Series 2022-1A, Subordinated
Notes, 6.55%, 1/15/2038 10,191,083 2,806,589
Blackrock Mt. Hood CLO X, LLC, Series 2023-1A, Class VDN, 8.95%,
4/20/2035 5,396,063 1,887,468
Churchill Middle Market CLO III Ltd., Series 2021-1A, Subordinated
Notes, 0.00%, 10/24/2033 5,000,000 500
Jefferies Credit Partners DL CLO Ltd., Series 2024-2A, Subordinated
Notes, 16.44%, 1/20/2037 5,671,692 5,140,842
TCP Whitney CLO, LLC, Series 1A, Subordinated Notes, 4.91%,
8/20/2033 5,000,000 1,871,336
TOTAL COLLATERALIZED LOAN OBLIGATIONS EQUITY
(Cost $24,136,880) 17,334,552
FIRST LIEN SENIOR SECURED DEBT
(a)
— 49.56%
Accordion Partners, 11/15/2031 (3M US SOFR + 500 bps)
(c)(f)
6,363,547 6,310,175
Accordion Partners - Revolver, 11/15/2031 (.50%)
(f)(g)
608,696 603,590
Amerit Fleet Parent, LLC - Revolver, 1/27/2032 (.50%)
(f)(g)
596,610 582,854
Amerit Fleet Parent, LLC - Revolver, 1/27/2032 (3M US SOFR + 525
bps)
(c)(f)
488,136 476,880
Amerit Fleet Parent, LLC - Term Loan, 1/27/2032 (3M US SOFR + 525
bps)
(c)(f)
6,882,942 6,724,236
Arc Health - DDTL, 10/10/2030
(f)(g)
2,775,087 2,734,918
Arc Health - Term Loan, 10/10/2030 (1M US SOFR + 475 bps)
(c)(f)
4,216,403 4,155,371
Bounteous, Inc. - Term Loan, 8/2/2029 (1M US SOFR + 475 bps)
(c)(f)
4,215,633 4,215,633
Capitol Imaging - DDTL, 1/3/2030
(f)(g)
263,699 260,983

Flat Rock Core Income Fund
Consolidated Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 49.56% - continued P ri nc i p al Amo u nt F air V alu e
Capitol Imaging - Revolver, 1/3/2030
(f)(g)
$ 167,808 $ 166,080
Capitol Imaging - Revolver, 1/3/2030 (3M US SOFR + 500 bps)
(c)(f)
191,781 189,805
Capitol Imaging - Term Loan, 1/3/2030 (3M US SOFR + 500 bps)
(c)(f)
6,316,227 6,251,170
Congruex Group, LLC - Term Loan, 5/3/2029 (3M US SOFR + 650 bps)
(c)
(f)(h)
7,445,692 6,108,118
Consor Intermediate II, LLC - DDTL, 5/10/2031 (1.00%)
(f)(g)
1,495,775 1,488,305
Consor Intermediate II, LLC - Revolver, 5/10/2031 (.50%)
(f)(g)
507,042 504,510
Consor Intermediate II, LLC - Term Loan, 5/10/2031 (1M US SOFR + 475
bps)
(c)(f)
3,785,193 3,766,290
Consor Intermediate II, LLC Revolver, 5/10/2031 (.50%)
(f)(g)
169,014 168,170
Cooper's Hawk - DDTL, 7/29/2031 (.50%)
(f)(g)
515,789 513,211
Cooper's Hawk - Revolver, 7/29/2031 (.50%)
(f)(g)
147,368 146,632
Cooper's Hawk - Revolver, 7/29/2031 (3M US SOFR + 550 bps)
(c)(f)
368,421 366,579
Cooper's Hawk - Term Loan, 7/29/2031 (3M US SOFR + 550 bps)
(c)(f)(g)
5,968,421 5,938,579
Crane Engineering Sales - Term Loan, 8/25/2029 (3M US SOFR + 475
bps)
(c)(f)
7,446,202 7,388,123
Diversified Risk Holdings - Revolver, 4/30/2027
(f)(g)
157,037 149,185
Diversified Risk Holdings - Revolver, 4/30/2027 (3M US SOFR + 625
bps)
(c)(f)
139,259 132,296
Diversified Risk Holdings - Term Loan, 4/30/2027 (3M US SOFR + 625
bps)
(c)(f)
5,363,596 5,095,416
Drive Automotive Services, LLC - Term Loan, 8/2/2026 (3M US SOFR +
615 bps)
(c)(f)(h)
148,108 119,768
Dun & Bradstreet - Term Loan, 8/26/2032 (1M US SOFR + 550 bps)
(c)(f)(i)
4,000,000 3,740,000
ETC Group - Holdco Term Loan, 1/29/2032 (1M US SOFR + 900 bps)
(c)(f)(h)
229,422 222,563
ETC Group - Opco Term Loan, 1/29/2032 (1M US SOFR + 500 bps)
(c)(f)(h)
397,292 390,559
Flagship Oral Surgery Partners, LLC - DDTL, 11/25/2026 (1.00%)
(f)(g)
1,305,183 1,305,183
Flagship Oral Surgery Partners, LLC - Term Loan, 12/20/2027 (3M US
SOFR + 600 bps)
(c)(f)
3,671,832 3,671,832
Inmar, Inc. - Term Loan, 10/30/2031 (1M US SOFR + 450 bps)
(c)(f)
1,905,798 1,821,238
Isagenix International, LLC - Term Loan, 4/14/2028 (3M US SOFR + 660
bps)
(c)(f)(h)
1,496,550 233,462
Mag Aerospace - Term Loan, 4/1/2027 (3M US SOFR + 550 bps)
(c)(f)
3,717,131 3,691,148
Magnate Worldwide, LLC - Incremental Term Loan, 12/30/2028 (3M US
SOFR + 550 bps)
(c)(f)
2,962,500 2,936,726
Magnate Worldwide, LLC - Term Loan, 12/30/2028 (3M US SOFR + 550
bps)
(c)(f)
3,805,366 3,772,259
Nellson Neutraceutical DDTL, 4/7/2031 (1.00%)
(f)(g)
346,535 343,936
Nellson Neutraceutical Revolver, 4/7/2031 (.50%)
(f)(g)
582,178 577,812
Nellson Neutraceutical Revolver, 4/7/2031 (3M US SOFR + 575 bps)
(c)(f)
318,812 316,421
Nellson Neutraceutical US - Term Loan, 4/7/2031 (3M US SOFR + 575
bps)
(c)(f)
5,741,386 5,698,326
Profile Products, LLC - Term Loan, 11/12/2027 (1M US SOFR + 575
bps)
(c)(f)
2,905,233 2,801,516
S&P Engineering Solutions - Term Loan, 5/2/2030 (3M US SOFR + 500
bps)
(c)(f)(i)
4,887,500 4,926,502
SGA Dental Partners - DDTL, 7/17/2029 (1.00%)
(f)(g)
725,556 718,167
SGA Dental Partners - Term Loan, 7/17/2029 (3M US SOFR + 550 bps)
(c)(f)
7,311,422 7,236,964

Flat Rock Core Income Fund
Consolidated Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
FIRST LIEN SENIOR SECURED DEBT
(a)
— 49.56% - continued P ri nc i p al Amo u nt F air V alu e
Solaray, LLC - Term Loan, 3/27/2029 (3M US SOFR + 650 bps)
(c)(f)(h)
$ 1,595,190 $ 1,415,447
Solaray, LLC - Term Loan, 3/27/2029 (3M US SOFR + 650 bps)
(c)(f)(h)
1,399,332 1,241,657
Solaray, LLC - Term Loan, 3/27/2029 (3M US SOFR + 650 bps)
(c)(f)(h)
1,686,186 1,496,190
Thryv, Inc. - Term Loan, 5/1/2029 (1M US SOFR + 675 bps)
(c)(f)
2,025,000 1,983,488
Trulite Holding Corp. - Term Loan, 3/1/2030 (1M US SOFR + 600 bps)
(c)(f)
2,794,237 2,570,698
Vehicle Management Services, LLC -  Revolver, 7/26/2027 (1.00%)
(f)(g)
415,224 415,224
Vehicle Management Services, LLC -  Revolver, 7/26/2027 (1M US SOFR
+ 625 bps)
(c)(f)(g)
326,247 326,247
Vehicle Management Services, LLC - Term Loan, 7/26/2027 (1M US
SOFR + 625 bps)
(c)(f)
7,590,729 7,590,728
Viapath Technologies - Term Loan, 8/6/2029 (1M US SOFR + 750 bps)
(c)(f)
2,425,130 2,425,130
Watterson - Term Loan, 12/17/2026 (1200 bps)
(f)(h)(i)
4,250,418 3,305,726
Xenon Arc, Inc. - Term Loan, 12/20/2028 (1M US SOFR + 575 bps)
(c)(f)
7,940,000 7,799,461
Zavation Medical Products, LLC - Revolver, 6/30/2028 (.50%)
(f)(g)
351,029 350,924
Zavation Medical Products, LLC - Revolver, 6/30/2028 (3M US SOFR +
575 bps)
(c)(f)
117,010 116,975
Zavation Medical Products, LLC - Term Loan, 6/30/2028 (3M US SOFR +
575 bps)
(c)(f)
6,434,924 6,432,993
TOTAL FIRST LIEN SENIOR SECURED DEBT (Cost $150,945,723) 146,432,379
FEEDER FUND INVESTMENT - EQUITY
(a) ( b )( j )
— 4.55%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Subordinated Notes, 0.00%, 6/18/2036 4,000,000 3,600,000
New Mountain Guardian IV Feeder III Ltd., Subordinated Notes, 6.50%,
8/28/2037 10,000,000 9,850,000
TOTAL FEEDER FUND INVESTMENT - EQUITY (Cost $13,550,540) 13,450,000
FEEDER FUND INVESTMENT - DEBT
(a) ( b )( c )( k )
— 2.22%
Bain Capital Global Direct Lending Fund U II RN LP, Series 2025-1A,
Class D, 12.29%, 6/18/2036 (3M US SOFR + 800 bps) 500,000 497,000
Guggenheim Invest Private Debt Fund IV Feeder, LLC, Series 2025-1A,
Class C, 11.17%, 4/10/2038 (3M US SOFR + 750 bps) 6,055,865 6,055,865
TOTAL FEEDER FUND INVESTMENT - DEBT (Cost $6,551,107) 6,552,865
COMMON STOCKS
(a)
— 0.10% Sh ar e s F air V alu e
ETC Group
(l)
1,274,451 306,889
Isagenix International, LLC
(l)
85,665 —
TOTAL COMMON STOCKS (Cost $306,889) 306,889
PRIVATE INVESTMENT FUNDS — 14.37%
BCP Great Lakes II - Series B Holdings LP
(m)
N/A 10,339,437
Hercules Private Global Venture Growth Fund I LP
(m)
N/A 18,677,035
TriplePoint Private Venture Credit, Inc. 1,324,395 13,455,848
TOTAL PRIVATE INVESTMENT FUNDS (Cost $48,720,021) 42,472,320

Flat Rock Core Income Fund
Consolidated Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
SHORT-TERM INVESTMENTS - 0.69% Sh ar e s F air V alu e
MONEY MARKET FUNDS - 0.69%
First American Government Obligations Fund, Class X, 3.58%
(n)
2,048,209 $ 2,048,209
TOTAL SHORT-TERM INVESTMENTS (Cost $2,048,209) 2,048,209
TOTAL INVESTMENTS — 125.52% (Cost $390,106,345) 370,894,526
Liabilities in Excess of Other Assets — (25.52)% (75,409,295)
NET ASSETS — 100.00% $ 295,485,231
(a) The level 3 assets were a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(b) Securities exempt from registration under the Securities Act of 1933, and are deemed to be “restricted"
securities. As of March 31, 2026, the total fair value of these securities amounts to $179,634,729, which represents 60.79% of net assets.
(c) Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of
March 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread (in basis points) are indicated parenthetically. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities, therefore, do not indicate a reference rate and spread.
(d) Purchase of this security was settled after March 31, 2026.
(e) Collateralized loan obligation (“CLO”) equity positions are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by underlying securities less contractual payments to debt holders and CLO expenses. The effective yield is estimated based upon the current projection of the amount and timing of these recurring distributions in addition to the estimated amount of terminal principal payment. Effective yields for the CLO equity positions are updated generally once a quarter or in connection with a transaction such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. Total fair value of the securities is $17,334,552, which represents 5.87% of net assets as of March 31, 2026.
(f) All or a portion of the security has been pledged as collateral in connection with the credit facility with certain funds and accounts managed by Cadence Bank, N.A. (the “Credit Facility”). At March 31, 2026,
the value of securities pledged amounted to $146,432,379, which represents approximately
49.56% of net assets
(g) Investment has been committed to but has not been funded by the Fund as of March 31, 2026.
(h) A portion of the stated interest rate is payment-in-kind.
(i) Investment was acquired via participation agreement.
(j) Equity tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investment
— Equity”) are entitled to recurring distributions which are generally equal to the remaining cash flow of payments made by the underlying loan fund less contractual payments to debt holders and fund expenses.
The effective yield is estimated based upon the current projections of the amount and timing of these recurring distributions in addition to the estimated amount of the terminal principal payment. Effective yields are generally updated once a quarter or in connection with events such as an add-on purchase, refinancing or reset. The estimated yield and investment cost may ultimately not be realized. As of March
31, 2026, the total fair value of Feeder Fund Investments — Equity was $13,450,000, representing 4.55%
of net assets.
(k) Debt tranches in securitizations of limited partnership interests in a loan fund (“Feeder Fund Investments
— Debt”) are entitled to contractual interest payments derived from the cash flows generated by the underlying loan fund. As of March 31, 2026, the total fair value of Feeder Fund Investments — Debt was
$6,552,865, representing 2.22% of net assets.

Flat Rock Core Income Fund
Consolidated Schedule of Investments (continued)
March 31, 2026 - (Unaudited)
Reference Rates:
1M US SOFR – 1 Month SOFR as of March 31, 2026 was 3.65%.
3M US SOFR – 3 Month SOFR as of March 31, 2026 was 3.68%.
(l) Non-income producing security.
(m) Private investment fund does not issue shares.
(n) Rate disclosed is the seven day effective yield as of March 31, 2026.
SOFR -Secured Overnight Financing Rate